Loans, Debentures, and Finance Leases - Summary of Future Disbursements (Installments) Assumed Under Contracts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary of loans debentures and finance leases [line items]
Future disbursements	R$ 63,194	R$ 68,176
Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Future disbursements	5,124	5,113
From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Future disbursements	5,124	5,113
From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Future disbursements	5,124	5,113
From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Future disbursements	5,124	5,113
From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Future disbursements	5,124	5,113
More than 5 years [member]
Summary of loans debentures and finance leases [line items]
Future disbursements	R$ 37,574	R$ 42,611